Expense Example	Jun. 13, 2025 USD ($)
Kurv Gold Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Kurv Silver Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Kurv Platinum Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 318